Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
A.    Accounting classifications and fair values of financial instruments-
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2023, and December 31, 2022. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of June 30, 2023, and December 31, 2022, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of June 30, 2023	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,556,462	—	—	—	—	12,556,462	—	12,556,462	—	12,556,462
Equity instruments (1)	—	—	355,252	—	—	355,252	—	355,252	—	355,252
Total	12,556,462	—	355,252	—	—	12,911,714
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,115,200	—	64,115,200	—	—	—	—
Customers	—	—	—	113,476,185	—	113,476,185	—	—	—	—
Officials and employees	—	—	—	5,179,999	—	5,179,999	—	—	—	—
Sundry debtors	—	—	—	50,141,443	—	50,141,443	—	—	—	—
Investments in joint ventures and associates	—	—	—	1,787,482	—	1,787,482	—	—	—	—
Notes receivable	—	—	—	1,372,338	—	1,372,338	—	—	—	—
Mexican Government Bonds	—	—	—	82,098,172	—	82,098,172	80,144,423	—	—	80,144,423
Other assets	—	—	—	4,162,711	—	4,162,711	—	—	—	—
Total	—	—	—	322,333,530	—	322,333,530
Financial liabilities measured at fair value
Derivative financial instruments	(31,231,609)	—	—	—	—	(31,231,609)	—	(31,231,609)	—	(31,231,609)
Total	(31,231,609)	—	—	—	—	(31,231,609)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(231,157,760)	(231,157,760)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(90,734,407)	(90,734,407)	—	—	—	—
Leases	—	—	—	—	(45,215,204)	(45,215,204)	—	—	—	—
Debt	—	—	—	—	(1,886,616,956)	(1,886,616,956)	—	(1,621,807,044)	—	(1,621,807,044)
Total	—	—	—	—	(2,253,724,327)	(2,253,724,327)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,755,568	—	—	—	—	12,755,568	—	12,755,568	—	12,755,568
Equity instruments (1)	—	—	370,317	—	—	370,317	—	370,317	—	370,317
Total	12,755,568	—	370,317	—	—	13,125,885
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,414,511	—	64,414,511	—	—	—	—
Customers	—	—	—	107,117,145	—	107,117,145	—	—	—	—
Officials and employees	—	—	—	4,965,645	—	4,965,645	—	—	—	—
Sundry debtors	—	—	—	40,074,758	—	40,074,758	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,043,966	—	2,043,966	—	—	—	—
Notes receivable	—	—	—	1,334,126	—	1,334,126	—	—	—	—
Mexican Government Bonds	—	—	—	110,179,517	—	110,179,517	108,062,414	—	—	108,062,414
Other assets	—	—	—	4,602,021	—	4,602,021	—	—	—	—
Total	—	—	—	334,731,689	—	334,731,689
Financial liabilities measured at fair value
Derivative financial instruments	(22,242,056)	—	—	—	—	(22,242,056)	—	(22,242,056)	—	(22,242,056)
Total	(22,242,056)	—	—	—	—	(22,242,056)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(282,245,250)	(282,245,250)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(81,808,426)	(81,808,426)	—	—	—	—
Leases	—	—	—	—	(51,131,575)	(51,131,575)	—	—	—	—
Debt	—	—	—	—	(2,091,463,996)	(2,091,463,996)	—	(1,853,421,785)	—	(1,853,421,785)
Total	—	—	—	—	(2,506,649,247)	(2,506,649,247)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

Debt is recognized at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.

B. Fair value hierarchy

PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.

The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and liabilities.

When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.

C. Fair value of DFIs

PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses DFIs as a mitigation mechanism when potential sources of market risk are identified.

PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.

PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX’s business areas and accounting, such as SAP (System Applications Products).

PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black Scholes Model, and for crude oil options, through the Levy Model for Asian options.

According to IFRS 13 “Fair Value Measurement”, the mark-to-market value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

Because PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of the variations in the underlying assets or reference variables, thus asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.

PEMEX’s DFIs’ fair-value assumptions and inputs fall under Level 2 of the fair value hierarchy for market participant assumptions.

D. Accounting treatment applied and impact in the financial statements

PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income.

As of June 30, 2023, and December 31, 2022, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. (18,675,147) and Ps. (9,486,488), respectively. As of June 30, 2023, and December 31, 2022, PEMEX did not have any DFIs designated as hedges for accounting purposes.
All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income (loss).

For the six-month periods ended June 30, 2023 and 2022, PEMEX recognized a net gain (loss) of Ps. 2,788,339 and Ps. (24,509,153), respectively, in the “Derivative financial instruments income (cost), net” line item with respect to DFIs treated as instruments entered into for trading purposes.

In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of June 30, 2023, and December 31, 2022, PEMEX did not recognize any embedded derivatives (foreign currency or index).

E. IBOR reference rates transition

As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M”, and twelve months “12M”) or the EURIBOR in Euros, were scheduled to be replaced by alternative reference rates based on risk-free rates (RFR) obtained from market operations.

The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars (over-night “O/N” one month “1M”, three months “3M”, six months “6M” and twelve months “12M”).

PEMEX identified and reviewed contracts expiring after the applicable cessation dates that could be impacted by the change in the aforementioned rates and has carried out all the pertinent negotiations with its counterparties.

As of the second quarter of 2023, PEMEX has a reduced number of financial instruments referenced to LIBOR floating rates in U.S. dollars with maturity and interest rate fixation after June 2023. This portfolio of financial instruments is composed of debt instruments as shown below:

		*Notional Amounts As of June 30, 2023
	Reference Rate	(in thousands of U.S. dollars)
Debt	LIBOR 1M USD	450,101
	LIBOR 3M USD	206,370
	LIBOR 6M USD	701,113

*Note: Notional amounts with maturity after June 30, 2023

It should be noted that Petróleos Mexicanos has a financial instrument denominated in euros with the EURIBOR 3M as a reference rate. Said reference will continue to be published, by agreement of the European financial authorities, so its current contract does not require any amendment.

As of the second quarter of 2023, PEMEX has completed the restructuring of the DFIs that were originally referenced to LIBOR rates, leaving only RFR as its reference indexes and is working on all the relevant documentation.

Additionally, PEMEX has carried out the necessary adjustments to the financing contracts and continues to monitor the evolution of the IBORs transition in the market to anticipate any negative impact that these changes could have. The cases that had not been finalized at the end of the second quarter of 2023 were being attended and registered a high degree of progress.

Given the policy of not entering into new financing operations at floating rates referenced to IBOR, since 2021 and to the second quarter of 2023, PEMEX contracted financing operations in U.S. dollars at floating rates linked to the new RFR rates.

Moreover, derived from the transition to the alternative RFR, PEMEX has adopted a policy of not entering into new DFIs referenced to IBOR rates. Furthermore, the discount curves that PEMEX uses to obtain the fair value of its DFIs already include in their construction instruments of the corresponding currency referenced to the new RFR.

In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		*Notional Amounts As of June 30, 2023
	Reference Rate	(in thousands of pesos)
Debt	TIIE 28D MXN	106,238,606
	TIIE 91D MXN	29,060,976
DFI	TIIE 28D MXN	32,505,574

*Note: Notional amounts with maturity after June 30, 2023.

PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed rates, which are not listed in the tables above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.

Regarding PMI Trading, its credit agreements contained flexible provisions that would help smooth the transition to an alternative rate in the event that LIBOR rates ceased to be published. PMI Trading has finished the amendment process of its credit agreements. This process has enabled PMI Trading to keep using the LIBOR rates until they are ceased to be published and then continue with the new SOFR rates as benchmark rates.